TRANSAMERICA SERIES TRUST

Transamerica International Equity Index VP

Transamerica U.S. Equity Index VP

Supplement to the Currently Effective Prospectus

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Shares of Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP are now offered pursuant to a separate prospectus dated January 12, 2018.

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Investors Should Retain this Supplement for Future Reference

January 12, 2018